Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents
At December 31, 2023 and 2022, the Company classified had the following cash and cash equivalents:

	As at December 31,
	2023	2022
Cash	$20,100	$15,508
Demand deposits	577	1,330
Total cash and cash equivalents	$20,677	$16,838